UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/14/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
List of Other Managers Reporting for this Manager:

Copeland Capital Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 130
Form 13F Information Table Value Total: $479,514,000 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC                  COM              g1151c101     7952 132346.32SH       SOLE                                  132346.32
ACTUANT CORP CL A NEW          CL A             00508x203     1285 47349.00 SH       SOLE                                   47349.00
AFFILIATED MNGRS GRP COM       COM              008252108     1534 14021.00 SH       SOLE                                   14021.00
AIRGAS INC                     COM              009363102     1390 16550.00 SH       SOLE                                   16550.00
ALEXANDRIA REAL EST EQ COM     COM              015271109     1360 18710.00 SH       SOLE                                   18710.00
ALLERGAN INC                   COM              018490102    13229 142918.13SH       SOLE                                  142918.13
AMETEK INC NEW COM             COM              031100100    13266 398757.22SH       SOLE                                  398757.22
AMPHENOL CORP NEW-CL A         CL A             032095101    10028 182600.18SH       SOLE                                  182600.18
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     9039 113488.22SH       SOLE                                  113488.22
ANSYS INC COM                  COM              03662Q105     1321 20940.00 SH       SOLE                                   20940.00
APPLE COMPUTER INC             COM              037833100    11406 19531.00 SH       SOLE                                   19531.00
APTARGROUP INC                 COM              038336103     1246 24420.00 SH       SOLE                                   24420.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1343 33840.00 SH       SOLE                                   33840.00
ASTRAZENECA PLC ADR            COM              046353108      354  7925.00 SH       SOLE                                    7925.00
BAXTER INTL INC                COM              071813109      327  6155.00 SH       SOLE                                    6155.00
BHP BILLITON PLC SPONSORED ADR COM              05545E209      291  5095.00 SH       SOLE                                    5095.00
BORGWARNER INC COM             COM              099724106     8816 134425.00SH       SOLE                                  134425.00
CARBO CERAMICS INC COM         COM              140781105      279  3640.63 SH       SOLE                                    3640.63
CARDINAL HEALTH INC            COM              14149Y108      353  8413.13 SH       SOLE                                    8413.13
CATERPILLAR INC                COM              149123101     6389 75249.49 SH       SOLE                                   75249.49
CHECK PT SOFTWARE TECH         COM              M22465104     6152 124070.00SH       SOLE                                  124070.00
CHEVRON CORP                   COM              166764100      446  4228.96 SH       SOLE                                    4228.96
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     6832 25484.28 SH       SOLE                                   25484.28
CHINA PETE & CHEM CORP SPON AD COM              16941R108      329  3697.08 SH       SOLE                                    3697.08
CHURCH DWIGHT CO. INC.         COM              171340102     1577 28435.00 SH       SOLE                                   28435.00
CITRIX SYSTEMS INC             COM              177376100     1676 19970.00 SH       SOLE                                   19970.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2088 34800.00 SH       SOLE                                   34800.00
COLGATE PALMOLIVE CO.          COM              194162103     9330 89632.21 SH       SOLE                                   89632.21
CONCHO RES INC COM             COM              20605p101     1163 13665.00 SH       SOLE                                   13665.00
CONOCO INC                     COM              20825c104      279  5001.83 SH       SOLE                                    5001.83
CORE LABS                      COM              N22717107     2077 17925.14 SH       SOLE                                   17925.14
COVIDIEN PLC                   COM              g2554f113    12678 236985.25SH       SOLE                                  236985.25
CVS CORP                       COM              126650100    11018 235785.00SH       SOLE                                  235785.00
DAVITA INC                     COM              23918k108     1719 17506.00 SH       SOLE                                   17506.00
DIGITAL RLTY TR INC COM        COM              253868103     1874 24963.51 SH       SOLE                                   24963.51
DRIL-QUIP INC COM              COM              262037104     1514 23090.00 SH       SOLE                                   23090.00
EAST WEST BANCORP INC          COM              27579R104     1380 58855.00 SH       SOLE                                   58855.00
EXPEDITORS INTERNATIONAL OF WA COM              302130109      663 17130.00 SH       SOLE                                   17130.00
EXXON MOBIL CORP               COM              30231G102    13290 155316.72SH       SOLE                                  155316.72
FACTSET RESH SYS INC COM       COM              303075105     1542 16600.83 SH       SOLE                                   16600.83
FIRST BANCORP P R COM          COM              318672706       50 12740.00 SH       SOLE                                   12740.00
GEN-PROBE INC NEW COM          COM              36866T103     1575 19163.00 SH       SOLE                                   19163.00
GENUINE PARTS CO               COM              372460105      354  5890.00 SH       SOLE                                    5890.00
GOOGLE                         COM              38259p508     7855 13543.00 SH       SOLE                                   13543.00
HARRIS CORP DEL COM            COM              413875105      318  7604.88 SH       SOLE                                    7604.88
HENRY SCHEIN INC               COM              806407102     1420 18097.00 SH       SOLE                                   18097.00
IBM                            COM              459200101     8130 41568.91 SH       SOLE                                   41568.91
IDEXX LABORATORIES CORP        COM              45168D104     1474 15340.00 SH       SOLE                                   15340.00
IHS INC CL A                   CL A             451734107     1521 14120.00 SH       SOLE                                   14120.00
INTEL CORP                     COM              458140100      488 18329.70 SH       SOLE                                   18329.70
INTERCONTINENTALEXCHAN COM     COM              45865v100     2639 19410.00 SH       SOLE                                   19410.00
IQ ARB MERGER ARBITRAGE        COM              45409b800      271 10869.00 SH       SOLE                                   10869.00
ISHARES S&P 600 SMALL CAP BARR COM              464287879      238  3215.00 SH       SOLE                                    3215.00
ISHARES TR DJ SEL DIV INX      COM              464287168      561  9985.00 SH       SOLE                                    9985.00
ISHARES TR RUSSELL 2000        COM              464287655     3946 49600.00 SH       SOLE                                   49600.00
ISHARES TR S&P MC 400 GRW      COM              464287606      476  4502.00 SH       SOLE                                    4502.00
ISHARES TR S&P500 GRW          COM              464287309      626  8517.00 SH       SOLE                                    8517.00
ISHARES TR S&P500/BAR VAL      COM              464287408      436  7008.00 SH       SOLE                                    7008.00
ISHARES TRUST DOW JONES US REA COM              464287739     2020 31600.00 SH       SOLE                                   31600.00
J P MORGAN CHASE & CO.         COM              46625h100    11315 316707.17SH       SOLE                                  316707.17
JOSEPH BANK CLOTHIERS          COM              480838101     2051 48305.00 SH       SOLE                                   48305.00
KENNAMETAL INC COM             COM              489170100     1057 31915.00 SH       SOLE                                   31915.00
LAB CP OF AMER HLDG NEW        COM              50540R409    13900 150101.00SH       SOLE                                  150101.00
LINCOLN ELEC HLDGS COM         COM              533900106     1319 30140.00 SH       SOLE                                   30140.00
LKQ CORP COM                   COM              501889208     1209 36265.00 SH       SOLE                                   36265.00
LOCKHEED MARTIN CORP           COM              539830109      321  3693.22 SH       SOLE                                    3693.22
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     1826 40800.00 SH       SOLE                                   40800.00
MASTERCARD INC CL A            CL A             57636q104     8604 20006.48 SH       SOLE                                   20006.48
MCDONALDS CORP                 COM              580135101      311  3517.00 SH       SOLE                                    3517.00
MCGRAW HILL COMPANIES          COM              580645109      272  6054.73 SH       SOLE                                    6054.73
METLIFE INSURANCE              COM              59156R108     5683 184237.10SH       SOLE                                  184237.10
MICROCHIP TECHNOLOGY INC       COM              595017104     1346 40690.00 SH       SOLE                                   40690.00
MICROS SYS INC COM             COM              594901100     2276 44458.00 SH       SOLE                                   44458.00
MICROSOFT CORP                 COM              594918104     8824 288485.44SH       SOLE                                  288485.44
MSC INDL DIRECT INC CL A       CL A             553530106      303  4625.94 SH       SOLE                                    4625.94
NATIONAL OILWELL VARCO COM     COM              637071101     5958 92465.35 SH       SOLE                                   92465.35
NEUSTAR INC CL A               CL A             64126X201     2016 60365.00 SH       SOLE                                   60365.00
NEWMONT MINING CORP            COM              651639106     6384 131614.45SH       SOLE                                  131614.45
NOBLE ENRGY INC COM            COM              655044105     7816 92153.15 SH       SOLE                                   92153.15
NOVO NORDISK A/S- ADR          COM              670100205      280  1930.00 SH       SOLE                                    1930.00
NUANCE COMMUNICATIONS COM      COM              67020Y100     2364 99248.00 SH       SOLE                                   99248.00
OCCIDENTAL PETE CORP           COM              674599105     9268 108067.54SH       SOLE                                  108067.54
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105      772 101955.00SH       SOLE                                  101955.00
PARTNERRE LTD COM              COM              G6852T105      365  4828.05 SH       SOLE                                    4828.05
PEOPLES BANK CT                COM              712704105      331 28576.07 SH       SOLE                                   28576.07
PLAINS ALL AM PIPELINE UNIT LT COM              726503105      350  4339.20 SH       SOLE                                    4339.20
PNC FINANCIAL SERVICES GROUP I COM              693475105    11609 189969.74SH       SOLE                                  189969.74
POST HLDGS INC COM             COM              737446104     1234 40157.00 SH       SOLE                                   40157.00
PRAXAIR INC                    COM              74005P104    12713 116924.89SH       SOLE                                  116924.89
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     7488 205400.00SH       SOLE                                  205400.00
PROSPERITY BANCSHARES COM      COM              743606105      333  7925.00 SH       SOLE                                    7925.00
QEP RES INC COM                COM              74733v100     2005 66920.25 SH       SOLE                                   66920.25
QUALCOMM INC                   COM              747525103     8512 152879.02SH       SOLE                                  152879.02
RALCORP HLDGS INC NEW COM      COM              751028101     2053 30765.00 SH       SOLE                                   30765.00
RALPH LAUREN CORP CL A         CL A             751212101     7926 56596.09 SH       SOLE                                   56596.09
REINSURANCE GP AMER            COM              759351604     2088 39258.50 SH       SOLE                                   39258.50
ROBERT HALF INTERNATIONAL INC  COM              770323103     1341 46957.00 SH       SOLE                                   46957.00
ROSETTA RESOURCES INC          COM              777779307     1228 33540.00 SH       SOLE                                   33540.00
SCHLUMBERGER LTD               COM              806857108     6714 103439.05SH       SOLE                                  103439.05
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     9602 168883.40SH       SOLE                                  168883.40
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     1964 29602.07 SH       SOLE                                   29602.07
SIRONA DENTAL SYS INC COM      COM              82966c103     1312 29163.00 SH       SOLE                                   29163.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    10789 69527.00 SH       SOLE                                   69527.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      517  9300.00 SH       SOLE                                    9300.00
STANDARD & POORS DEPOSITARY RE COM              78462F103    11909 87499.93 SH       SOLE                                   87499.93
SYNGENTA AG ADR                COM              87160A100     1105 16152.25 SH       SOLE                                   16152.25
T ROWE PRICE GROUP INC         COM              74144t108     9044 143661.40SH       SOLE                                  143661.40
TERADATA CORP DEL COM          COM              88076w103     2344 32560.00 SH       SOLE                                   32560.00
TJX COMPANIES                  COM              872540109      334  7801.82 SH       SOLE                                    7801.82
TOLL BROTHERS INC              COM              889478103    11707 393805.00SH       SOLE                                  393805.00
TYCO INTERNATIONAL             COM              h89128104    11302 213860.00SH       SOLE                                  213860.00
UNILEVER ADR                   COM              904767704      203  6047.33 SH       SOLE                                    6047.33
UNILEVER NV                    COM              904784709     8079 242271.72SH       SOLE                                  242271.72
UNITED PARCEL SERVICE          COM              911312106      200  2545.00 SH       SOLE                                    2545.00
UNITED TECHNOLOGIES CORP       COM              913017109      211  2800.00 SH       SOLE                                    2800.00
UNITEDHEALTH GROUP INC         COM              91324P102    13684 233925.96SH       SOLE                                  233925.96
VANGUARD SPECIALIZED DIV APP E COM              921908844      429  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102     2504 57479.48 SH       SOLE                                   57479.48
VERISK ANALYTICS INC CL A      CL A             92345y106     1604 32570.00 SH       SOLE                                   32570.00
VERIZON COMMUNICATIONS         COM              92343V104      521 11734.84 SH       SOLE                                   11734.84
VF CORP                        COM              918204108     1275  9560.00 SH       SOLE                                    9560.00
WALGREEN CO                    COM              931422109      282  9535.25 SH       SOLE                                    9535.25
WYNDHAM WORLDWIDE CORP         COM              98310w108     1320 25030.00 SH       SOLE                                   25030.00
YUM! BRANDS                    COM              988498101     8223 127660.54SH       SOLE                                  127660.54
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      327    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      228     6771 SH       SOLE                                       6771
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     2440    62371 SH       SOLE                                      62371
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      239     4480 SH       SOLE                                       4480
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      570    11420 SH       SOLE                                      11420
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      181    13233 SH       SOLE                                      13233